Investment Strategy - Westwood Salient Enhanced Power & Infrastructure ETF	Jun. 12, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in companies across the energy and power value chain, including traditional energy producers, utilities, power-focused industrials, renewable energy companies, energy infrastructure providers, data center infrastructure, connectivity infrastructure, and energy-related technology companies positioned to benefit from increasing electricity and energy demand driven by Artificial Intelligence (AI) and onshoring of manufacturing, electrification, and the commercialization of next-generation energy technologies. The Fund may invest in companies of any size or market capitalization. In addition, the Fund will invest primarily in companies located in North America, but the Fund also may invest in companies located in other developed market countries.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Power and Infrastructure Companies. The Fund considers Power and Infrastructure Companies to include companies in the Global Industry Classification Standard (“GICS”) energy sector and power infrastructure related companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide and fugitive methane (“greenhouse gases”) mitigation and management (i.e., providing services to other companies to reduce their greenhouse emissions, including transportation and underground storage of carbon dioxide and mitigation of methane leakage usually through direct capture such as in landfills), electric utilities, independent power producers (nuclear) and energy traders as well as electric transmission, distribution, storage and system reliability support. Power and Infrastructure Companies also includes companies providing data center infrastructure, connectivity infrastructure, engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by Westwood Management Corp., the Fund’s investment adviser (the “Adviser”). The term “Enhanced” in the Fund’s name refers to the income expected to be generated from the Fund’s investment in Power and Infrastructure Companies coupled with the income expected to be generated from the Fund’s covered call strategy.

The Fund defines equity securities as common and preferred stock, depositary receipts issued on such common stock, and master limited partnerships (“MLPs”). MLPs are partnerships that are publicly traded on a securities exchange. The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets, at the time of investment, in equity securities of MLPs. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes.

The Fund will engage in covered call writing in seeking to generate income for investors. The Fund currently expects to write call options for the purpose of generating realized gains and distributable cash flow to investors. The Fund will only write call options on securities that the Fund holds in its portfolio (i.e., covered calls). The Fund will write covered call options against its long equity positions. While the Fund intends to maintain call coverage on a portion of its holdings at any given time, the number of positions covered and the level of coverage on each position (ranging from 0–100% of the underlying holding) will be determined by market conditions and portfolio management considerations. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium (or call premium)

from the buyer of such call option. If the Fund writes a call option on a security, the Fund has the obligation upon exercise of such call option to deliver the underlying security upon payment of the exercise price. When the Fund writes a call option, an amount equal to the premium received by the Fund will be recorded as a liability and will be subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund as realized gains from investments on the expiration date. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as the writer of the option, bears the market risk of an unfavorable change in the price of the security underlying the written option. In other words, the Fund can lose money if: (1) the Fund’s equity positions go down in value or (2) the price of an underlying equity exceeds the call option strike price at expiration or an open option position is closed for more than the premium the Fund received at the initial sale. The Fund expects that it will sell call options on a portion of the equity investments, with the level of written call options adjusted dynamically based on market conditions.

The Fund may also utilize standardized exchange-traded and FLexible EXchange® (“FLEX”) options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The investment process of the Fund’s Adviser is designed to generate returns by investing in a portfolio of Power and Infrastructure Companies. The Adviser’s investment philosophy emphasizes fundamental, bottom-up security selection informed by a top-down view of long-term energy and power demand trends. This approach seeks to identify companies positioned to benefit from durable structural shifts—such as electrification, AI-driven power demand, onshoring of manufacturing and next-generation energy technologies—while maintaining a disciplined focus on valuation, business quality and cash-flow generation. Returns on individual holdings are generally driven by distribution yield, covered call premiums, growth in underlying cash distributions, and potential stock price appreciation. The Adviser maintains proprietary business valuation models and evaluates key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging strategy, management quality, competitive dynamics, and other relevant factors when selecting investments.

Following the investment screening process, the Adviser typically selects 40 to 60 Power and Infrastructure Companies. The Adviser intends to allocate Fund assets broadly based on the opportunity set, market conditions, and portfolio construction considerations. The allocation among these themes and the number of holdings may vary over time based on the opportunity set, market conditions, and portfolio construction considerations. The Fund will operate as a non-diversified fund, meaning it may invest in a limited number of issuers. The Fund intends to invest up to, but not more than, 15% of its total assets in any single issuer.

The Adviser continuously evaluates the Fund’s portfolio for macro-level and company-specific developments that may influence allocations across Power and Infrastructure Companies. The Adviser will generally sell or reduce a position if, in the Adviser’s opinion, a company’s fundamentals deteriorate or if the company reaches the Adviser’s price target.

Changes in U.S. laws, including tax laws and regulations, could affect the Fund’s ability to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could adversely impact the Fund (see “Tax Law Change Risk” below).